Segments (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Segment information
Revenues	$ 3,975,935	$ 2,743,445	$ 1,593,937	$ 1,385,957	$ 1,617,613	$ 1,338,208	$ 1,135,510	$ 326,436	$ 9,699,274	$ 4,417,767	$ 1,310,473
Depreciation and amortization									120,754	68,853	15,111
Operating income (loss)									106,565	87,307	15,030
Additions to property, plant and equipment including acquisitions (accrual basis)									390,989	326,896	200,457
Total assets	4,167,223				2,291,618				4,167,223	2,291,618
Long-lived assets, net	2,651,308				1,523,089				2,651,308	1,523,089
Crude oil logistics
Segment information
Depreciation and amortization									22,111	9,176
Operating income (loss)									678	34,236
Additions to property, plant and equipment including acquisitions (accrual basis)									204,642	89,860
Total assets	1,723,812				801,351				1,723,812	801,351
Long-lived assets, net	980,978				357,230				980,978	357,230
Water solutions
Segment information
Depreciation and amortization									55,105	20,923
Operating income (loss)									10,317	8,576
Additions to property, plant and equipment including acquisitions (accrual basis)									100,877	137,116
Total assets	875,714				466,412				875,714	466,412
Long-lived assets, net	848,479				453,909				848,479	453,909
Liquids
Segment information
Depreciation and amortization									11,018	11,085	3,661
Operating income (loss)									71,888	30,336	9,735
Additions to property, plant and equipment including acquisitions (accrual basis)									52,560	15,129	50,276
Total assets	577,795				474,141				577,795	474,141
Long-lived assets, net	274,846				238,192				274,846	238,192
Retail propane
Segment information
Number of operating divisions									2
Depreciation and amortization									28,878	25,496	11,450
Operating income (loss)									61,285	46,869	9,616
Additions to property, plant and equipment including acquisitions (accrual basis)									24,430	66,933	150,181
Total assets	541,832				513,301				541,832	513,301
Long-lived assets, net	438,324				441,762				438,324	441,762
Refined products
Segment information
Depreciation and amortization									109
Operating income (loss)									4,080
Additions to property, plant and equipment including acquisitions (accrual basis)									719
Total assets	157,581								157,581
Long-lived assets, net	27,017								27,017
Renewables
Segment information
Depreciation and amortization									516
Operating income (loss)									2,434
Additions to property, plant and equipment including acquisitions (accrual basis)									519
Total assets	145,649								145,649
Long-lived assets, net	33,703								33,703
Corporate and other
Segment information
Depreciation and amortization									3,017	2,173
Operating income (loss)									(44,117)	(32,710)	(4,321)
Additions to property, plant and equipment including acquisitions (accrual basis)									7,242	17,858
Total assets	144,840				36,413				144,840	36,413
Long-lived assets, net	47,961				31,996				47,961	31,996
Operating segment | Crude oil logistics | Crude oil sales
Segment information
Revenues									4,559,923	2,322,706
Operating segment | Crude oil logistics | Crude oil transportation and other
Segment information
Revenues									36,469	16,442
Operating segment | Water solutions | Water treatment and disposal
Segment information
Revenues									125,788	54,334
Operating segment | Water solutions | Water transportation
Segment information
Revenues									17,312	7,893
Operating segment | Liquids | Other revenues
Segment information
Revenues									31,062	33,954	2,462
Operating segment | Liquids | Propane sales
Segment information
Revenues									1,632,948	841,448	923,022
Operating segment | Liquids | Other product sales
Segment information
Revenues									1,231,965	858,276	251,627
Operating segment | Retail propane | Other revenues
Segment information
Revenues									35,918	35,856	17,370
Operating segment | Retail propane | Propane sales
Segment information
Revenues									388,225	288,410	175,417
Operating segment | Retail propane | Distillate sales
Segment information
Revenues									127,672	106,192	6,547
Operating segment | Refined products
Segment information
Revenues									1,180,895
Operating segment | Renewables
Segment information
Revenues									176,781
Operating segment | Corporate and other
Segment information
Revenues									437,713	4,233
Elimination of intersegment sales
Segment information
Revenues									$ (283,397)	$ (151,977)	$ (65,972)